Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8: COMMITMENTS AND CONTINGENCIES

As of June 30, 2021, the Company was contingently liable for letters of guarantee and letters of credit amounting to $10 (December 31, 2020: $10) issued by one bank in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In December 2017, Navios Holdings agreed to charter-in, under a ten-year bareboat contract, from an unrelated third party the Navios Galaxy II, a newbuilding bulk carrier vessel of 81,789 dwt. On March 30, 2020, Navios Holdings took delivery of the Navios Galaxy II. The Company has agreed to pay in total $5,410 representing a deposit for the option to acquire the vessel. As of June 30, 2021, the total amount of $6,704, including expenses and interest, is presented within the caption “Other long-term assets”.

In January 2018, Navios Holdings agreed to charter-in, under two ten-year bareboat contracts, from an unrelated third party the Navios Herakles I and the Navios Uranus, two newbuilding bulk carriers of 82,036 dwt and 81,516 dwt, respectively. On August 28, 2019 Navios Holdings took delivery of the Navios Herakles I. On November 28, 2019 Navios Holdings took delivery of the Navios Uranus. Navios Holdings has agreed to pay in total $11,140, representing a deposit for the option to acquire these vessels. As of June 30, 2021, the total amount of $14,070, including expenses and interest, is presented within the caption “Other long-term assets”.

In April 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Felicity I, a newbuilding bulk carrier of 81,946 dwt. On January 17, 2020, Navios Holdings took delivery of the Navios Felicity I. Navios Holdings has agreed to pay in total $5,590, representing a deposit for the option to acquire this vessel. As of June 30, 2021, the total amount of $7,193, including expenses and interest, is presented within the caption “Other long-term assets”.

In October 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Magellan II, a newbuilding bulk carrier of 82,037 dwt. On May 15, 2020, Navios Holdings took delivery of the Navios Magellan II. Navios Holdings has agreed to pay in total $5,820, representing a deposit for the option to acquire this vessel. As of June 30, 2021, the total amount of $7,506, including expenses and interest, is presented within the caption “Other long-term assets”.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2022.

On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.

In September 2020, Navios Logistics agreed to a settlement regarding a storage and transshipment contract in the grain port terminal for a total amount of $4,140, which is collected in three equal installments of $1,380 on June 1, 2021, 2022 and 2023.

The Company is involved in a number of legal proceedings and has various unresolved claims pending arising in the ordinary course of business. Based on currently available information and the opinion of legal counsel, management believes that the final outcome will not have a significant effect on the Company’s operating results or financial position and that no additional provisions over and above provisions already reflected in the interim condensed consolidated financial statements are required.